SIGNIFICANT ACCOUNTING POLICIES - Post-Retirement Benefits (Details)	12 Months Ended
Dec. 31, 2018
Employees
Disclosure of defined benefit plans [line items]
Employer matching contribution, percent of salary	6.00%
Officers
Disclosure of defined benefit plans [line items]
Employer matching contribution, percent of salary	15.00%